Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	gwfi_SupplementTextBlock
GREAT-WEST FUNDS, INC.

Great-West Ariel Mid Cap Value Fund
Institutional Class Ticker: MXOAX
Initial Class Ticker: MXMCX
Class L Ticker: MXAMX
(the "Fund")

Supplement dated January 10, 2017 to the Prospectus and Summary Prospectus for the Fund, dated April 29, 2016.

Effective immediately, under the "Example" section of the Prospectus and Summary Prospectus, the table on page 1 is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$72	$224	$390	$871
Initial Class	$109	$340	$590	$1,306
Class L	$134	$423	$732	$1,611

Great-West Ariel Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gwfi_SupplementTextBlock
GREAT-WEST FUNDS, INC.

Great-West Ariel Mid Cap Value Fund
Institutional Class Ticker: MXOAX
Initial Class Ticker: MXMCX
Class L Ticker: MXAMX
(the "Fund")

Supplement dated January 10, 2017 to the Prospectus and Summary Prospectus for the Fund, dated April 29, 2016.

Effective immediately, under the "Example" section of the Prospectus and Summary Prospectus, the table on page 1 is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$72	$224	$390	$871
Initial Class	$109	$340	$590	$1,306
Class L	$134	$423	$732	$1,611

Great-West Ariel Mid Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Great-West Ariel Mid Cap Value Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
Great-West Ariel Mid Cap Value Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	732
10 Years	rr_ExpenseExampleYear10	$ 1,611